Schedule of Investments (unaudited) September 30, 2019	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.0%

Equity Funds — 98.4%
iShares Core MSCI Total International Stock ETF	$18,643,340	$1,076,839,318
iShares Developed Real Estate Index Fund — Class K	11,792,818	133,022,989
Large Cap Index Master Portfolio	1,403,095,084	1,403,095,084
Master Small Cap Index Series	56,392,986	56,392,986

		2,669,350,377

Fixed Income Funds — 1.2%
iShares TIPS Bond ETF	75,345	8,761,870

Security	Shares/ Investment Value	Value

Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$24,120,531	$24,120,531

		32,882,401

Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(a)	9,307,082	9,307,082

Total Affiliated Investment Companies — 100.0% (Cost — $2,335,765,390)		2,711,539,860

Other Assets Less Liabilities — 0.0%		613,241

Net Assets — 100.0%		$2,712,153,101

(a)	Annualized 7-day yield as of period end.

(b)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)(c)	13,908,609	—	(13,908,609)	—	$—	$14,181	(d)	$1,879	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,544,214	2,762,868	—	9,307,082	9,307,082	118,650		—	—
iShares Core MSCI Total International Stock ETF	12,229,231	6,486,409	(72,300)	18,643,340	1,076,839,318	14,393,061		(771,413)	65,673,596
iShares Developed Real Estate Index Fund — Class K	29,349,060	4,270,048	(21,826,290)	11,792,818	133,022,989	5,314,613		15,260,508	28,973,885
iShares TIPS Bond ETF	—	75,345	—	75,345	8,761,870	56,713		—	109,385
Large Cap Index Master Portfolio(c)	$980,500,343	$422,594,741	$—	$1,403,095,084	1,403,095,084	18,086,092		823,396	288,968,578
Master Small Cap Index Series(c)	$30,806,723	$25,586,263	$—	$56,392,986	56,392,986	642,994		1,856,921	8,181,923
Total International ex U.S. Index Master Portfolio(b)(c)	$2,283,108	$—	$(2,283,108)	$—	—	(5)		(23)	(3,533,504)
U.S. Total Bond Index Master Portfolio(c)	$24,413,124	$—	$(292,593)	$24,120,531	24,120,531	622,572		87,633	3,813,934

					$2,711,539,860	$39,248,871		$17,258,901	$392,187,797

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the LifePath Index Master Portfolio.
(c)	Represents net shares/investment value purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Index 2050 Master Portfolio

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,218,624,177	$—	$—	$1,218,624,177
Short-Term Securities	9,307,082	—	—	9,307,082

Subtotal	$1,227,931,259	$—	$—	$1,227,931,259

Investments Valued at Net Asset Value (“NAV”)(a)				1,483,608,601

Total Investments				$2,711,539,860

(a)	Certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2